Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.533.7881

SEMI-ANNUAL REPORT — 6/30/2015

FOR CONTRACT HOLDERS OF:  COMMONWEALTH ANNUITY VARIABLE ANNUITY

September 30, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Account VA-B 1940 Act Registration Number: 811-2559 1933 Act Registration Numbers: 2-53203 CIK: 0000008775 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Commonwealth Annuity Select Separate Account VA-B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports and letter, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Service Shares)	1046292	August 28, 2015

To the extent necessary, this filing is incorporated herein by reference.

Sincerely,

/s/ Virginia H. Johnson

Virginia H. Johnson
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772